-CONCENTRATION	9 Months Ended
Sep. 30, 2011
-CONCENTRATION

NOTE C—CONCENTRATION

The Company is either a prime or sub contractor on contracts with the Information Management Support Center U.S. Army and GOMO/SLD. Loss of these contracts could have a material effect upon the Company’s financial condition and results of operations.